UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     New Harbor Financial Group, LLC
Address:  54 Main Street, Ste 102
          Leominister, MA 01453

Form 13F File Number:  028-15047

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Christine Drisco
Title:    Chief Compliance Officer
Phone:    978.537.7701

Signature, Place, and Date of Signing:

     /s/ Christine Drisco             Leominster, MA            August 13, 2012
     --------------------             --------------            ---------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          154
                                         -----------

Form 13F Information Table Value Total:  $   125,043
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
------------------------------- ----------------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                    TITLE OF                   VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
        NAME OF ISSUER                CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------- ----------------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
ISHARES TR                      FTSE CHINA25 IDX  464287184          15         400 SH       SOLE                    400
NETAPP INC                      COM               64110D104           4         100 SH       SOLE                    100
NORTHERN DYNASTY MINERALS LT    COM NEW           66510M204           6       1,000 SH       SOLE                  1,000
TORONTO DOMINION BK ONT         COM NEW           891160509           8          91 SH       SOLE                     91
ATLANTIC PWR CORP               COM NEW           04878Q863       1,518     109,708 SH       SOLE                109,708
SPIRE CORP                      COM               848565107           4       3,400 SH       SOLE                  3,400
STAR GAS PARTNERS L P           UNIT LTD PARTNR   85512C105           4       1,000 SH       SOLE                  1,000
OTTER TAIL CORP                 COM               689648103          22       1,000 SH       SOLE                  1,000
WESTPORT INNOVATIONS INC        COM NEW           960908309         593      14,500 SH       SOLE                 14,500
INTUITIVE SURGICAL INC          COM NEW           46120E602          14          25 SH       SOLE                     25
ISHARES TR                      MSCI EMERG MKT    464287234           2          47 SH       SOLE                     47
NSTAR                           COM               67019E107          10         200 SH       SOLE                    200
ACCO BRANDS CORP                COM               00081T108           2         172 SH       SOLE                    172
JDS UNIPHASE CORP COM PAR
  $0.001                        COM PAR $0.001    46612J507           5         375 SH       SOLE                    375
POWERSHARES QQQ TRUST           UNIT SER 1        73935A104       9,626     142,500 SH       SOLE                142,500
MICROSOFT CORP                  COM               594918104          19         600 SH       SOLE                    600
CATERPILLAR INC DEL             COM               149123101          32         300 SH       SOLE                    300
MARRIOTT INTL INC               NEW CL A          571903202          14         367 SH       SOLE                    367
TEMPLETON GLOBAL INCOME FD      COM               880198106          27       2,840 SH       SOLE                  2,840
PENN WEST PETE LTD              NEW COM           707887105          10         500 SH       SOLE                    500
CURRENCYSHARES SWISS FRANC T    SWISS FRANC SH    23129V109       2,153      19,700 SH       SOLE                 19,700
APPLE INC                       COM               037833100          35          58 SH       SOLE                     58
CREDIT SUISSE NASSAU BRH        VIX SHT TRM FT    22542D761           4         500 SH       SOLE                    500
GENERAL ELECTRIC CO             COM               369604103         317      15,814 SH       SOLE                 15,814
STARRETT L S CO                 CL A              855668109           8         602 SH       SOLE                    602
BEAM INC COM                    COM               073730103          43         736 SH       SOLE                    736
HECLA MNG CO COM                COM               422704106          46      10,000 SH       SOLE                 10,000
ISHARES TR                      RUSSELL 2000      464287655      13,564     163,800 SH       SOLE                163,800
TRANSCANADA CORP                COM               89353D107           9         200 SH       SOLE                    200
DOW CHEM CO                     COM               260543103          14         400 SH       SOLE                    400
WHOLE FOODS MKT INC             COM               966837106         691       8,300 SH       SOLE                  8,300
BANK OF AMERICA CORPORATION     COM               060505104          23       2,352 SH       SOLE                  2,352
CENTURYLINK INC                 COM               156700106           1          35 SH       SOLE                     35
SCHLUMBERGER LTD                COM               806857108       1,171      16,739 SH       SOLE                 16,739
INTERNATIONAL BUSINESS MACHS    COM               459200101          95         456 SH       SOLE                    456
VANGUARD INDEX FDS              SMALL CP ETF      922908751         480       6,096 SH       SOLE                  6,096
BHP BILLITON LTD                SPONSORED ADR     088606108         948      13,100 SH       SOLE                 13,100
ANADARKO PETE CORP              COM               032511107          48         616 SH       SOLE                    616
CHESAPEAKE ENERGY CORP COM      COM               165167107           0           9 SH       SOLE                      9
OXYGEN BIOTHERAPEUTICS INC      COM NEW           69207P209           0           2 SH       SOLE                      2
TATA MTRS LTD                   SPONSORED ADR     876568502          16         600 SH       SOLE                    600
TENET HEALTHCARE CORP           COM               88033G100           0           1 SH       SOLE                      1
NETFLIX INC                     COM               64110L106         115       1,000 SH       SOLE                  1,000
SELECT SECTOR SPDR TR           SBI CONS DISCR    81369Y407       7,882     174,800 SH       SOLE                174,800
FORTUNE BRANDS HOME & SEC IN    COM               34964C106          16         736 SH       SOLE                    736
SEASPAN CORP                    SHS               Y75638109          10         600 SH       SOLE                    600
SPDR DOW JONES INDL AVRG ETF    UT SER 1          78467X109       9,285      70,450 SH       SOLE                 70,450
EDWARDS LIFESCIENCES CORP       COM               28176E108          29         400 SH       SOLE                    400
GOLDCORP INC NEW                COM               380956409         518      11,500 SH       SOLE                 11,500
WALGREEN CO                     COM               931422109           3         102 SH       SOLE                    102
GREEN MTN COFFEE ROASTERS IN    COM               393122106          42         900 SH       SOLE                    900
POWERSHARES ETF TRUST           DYN BIOT & GEN    73935X856           2         100 SH       SOLE                    100
ENDEAVOUR SILVER CORP           COM               29258Y103           9       1,000 SH       SOLE                  1,000
ABBOTT LABS                     COM               002824100          43         704 SH       SOLE                    704
LOCKHEED MARTIN CORP            COM               539830109          36         400 SH       SOLE                    400
CURRENCYSHARES CDN DLR TR       CDN DOLLAR SHS    23129X105       2,876      28,854 SH       SOLE                 28,854
MARKET VECTORS ETF              TR GOLD MINER ETF 57060U100       2,685      54,207 SH       SOLE                 54,207
CENTRAL FD CDA LTD              CL A              153501101       8,348     380,305 SH       SOLE                380,305
ABERDEEN ASIA PACIFIC INCOM     COM               003009107          11       1,500 SH       SOLE                  1,500
MINES MGMT INC                  COM               603432105           9       5,200 SH       SOLE                  5,200
CURRENCYSHARES SWEDISH KRONA    SWEDISH KRONA     23129R108          38         250 SH       SOLE                    250
VODAFONE GROUP PLC NEW          SPONS ADR NEW     92857W209          53       1,927 SH       SOLE                  1,927
3M CO                           COM               88579Y101          36         400 SH       SOLE                    400
SPDR SERIES TRUST               S&P BIOTECH       78464A870          16         200 SH       SOLE                    200
WELLS FARGO & CO NEW            COM               949746101          14         400 SH       SOLE                    400
MERCK & CO INC NEW              COM               58933Y105           8         200 SH       SOLE                    200
ETFS SILVER TR                  SILVER SHS        26922X107          47       1,480 SH       SOLE                  1,480
EATON VANCE TAX MNGD GBL DV     COM               27829F108          33       3,700 SH       SOLE                  3,700
SPDR SERIES TRUST               DB INT GVT ETF    78464A490       4,035      66,755 SH       SOLE                 66,755
LINKEDIN CORP                   COM CL A          53578A108          82         800 SH       SOLE                    800
POWERSHARES GLOBAL ETF TRUST    SOVEREIGN DEBT    73936T573      10,239     365,402 SH       SOLE                365,402
JUST ENERGY GROUP INC           COM ADDED         48213W101          29       2,100 SH       SOLE                  2,100
BIOGEN IDEC INC                 COM               09062X103          13         100 SH       SOLE                    100
COVIDIEN PLC                    SHS               G2554F113          11         200 SH       SOLE                    200
SPDR GOLD TRUST GOLD            SHS               78463V107       1,224       7,550 SH       SOLE                  7,550
BERKSHIRE HATHAWAY INC DEL      CL B NEW          084670702          35         433 SH       SOLE                    433
CONOCOPHILLIPS                  COM               20825C104           8         100 SH       SOLE                    100
ALCATEL-LUCENT                  SPONSORED ADR     013904305           0         105 SH       SOLE                    105
SPDR SERIES TRUST               OILGAS EQUIP      78464A748       2,662      73,100 SH       SOLE                 73,100
BARRICK GOLD CORP               COM               067901108          30         700 SH       SOLE                    700
COCA COLA CO                    COM               191216100           1          12 SH       SOLE                     12
EXXON MOBIL CORP                COM               30231G102         850       9,800 SH       SOLE                  9,800
BROOKS AUTOMATION INC           COM               114340102           3         222 SH       SOLE                    222
WILLIAMS CLAYTON ENERGY INC     COM               969490101          21         265 SH       SOLE                    265
PROCTER & GAMBLE CO             COM               742718109         110       1,632 SH       SOLE                  1,632
LEGACY RESERVES LP              UNIT LP INT       524707304          31       1,080 SH       SOLE                  1,080
HIBBETT SPORTS INC              COM               428567101          11         200 SH       SOLE                    200
PEPSICO INC                     COM               713448108          89       1,346 SH       SOLE                  1,346
TARGET CORP                     COM               87612E106          36         623 SH       SOLE                    623
INTEL CORP                      COM               458140100         690      24,551 SH       SOLE                 24,551
SILVER WHEATON CORP             COM               828336107         564      17,000 SH       SOLE                 17,000
TEMPLETON EMERG MKTS INCOME     COM               880192109           6         400 SH       SOLE                    400
DEERE & CO                      COM               244199105         971      12,000 SH       SOLE                 12,000
ISHARES SILVER TRUST            ISHARES           46428Q109          56       1,800 SH       SOLE                  1,800
KINDER MORGAN ENERGY PARTNER    UT LTD PARTNER    494550106          83       1,000 SH       SOLE                  1,000
SIMON PPTY GROUP INC NEW        COM               828806109          30         207 SH       SOLE                    207
DISNEY WALT CO                  COM DISNEY        254687106           0           6 SH       SOLE                      6
ISHARES INC                     MSCI BRAZIL       464286400           9         135 SH       SOLE                    135
JOHNSON & JOHNSON               COM               478160104          60         907 SH       SOLE                    907
SPDR S&P 500 ETF TR             TR UNIT           78462F103          84         596 SH       SOLE                    596
CENTRAL GOLDTRUST               TR UNIT           153546106       5,773      90,550 SH       SOLE                 90,550
ISHARES TR                      S&P 500 INDEX     464287200         337       2,383 SH       SOLE                  2,383
PRUDENTIAL FINL INC COM         COM               744320102           1          21 SH       SOLE                     21
BAXTER INTL INC COM             COM               071813109          32         533 SH       SOLE                    533
TENARIS S A SPONSORED ADR       SPONSORED ADR     88031M109          15         400 SH       SOLE                    400
SELECT SECTOR SPDR TR           SBI INT-INDS      81369Y704       7,105     189,900 SH       SOLE                189,900
ISHARES TR                      DJ OIL EQUIP      464288844       3,670      68,600 SH       SOLE                 68,600
SEADRILL LIMITED SHS            SHS               G7945E105         656      17,500 SH       SOLE                 17,500
KROGER CO COM                   COM               501044101           7         300 SH       SOLE                    300
XILINX INC COM                  COM               983919101          18         500 SH       SOLE                    500
KODIAK OIL & GAS CORP COM       COM               50015Q100           3         300 SH       SOLE                    300
METLIFE INC COM                 COM               59156R108           1          33 SH       SOLE                     33
STERICYCLE INC COM              COM               858912108          17         200 SH       SOLE                    200
VANGUARD SPECIALIZED PORTFOL    DIV APP ETF       921908844         622      10,623 SH       SOLE                 10,623
KIMBERLY CLARK CORP             COM               494368103         236       3,200 SH       SOLE                  3,200
VERIZON COMMUNICATIONS INC      COM               92343V104       2,932      76,691 SH       SOLE                 76,691
AT&T INC COM                    COM               00206R102         164       5,258 SH       SOLE                  5,258
TRANSOCEAN LTD                  REG SHS           H8817H100       2,172      39,700 SH       SOLE                 39,700
STANLEY BLACK & DECKER INC COM  COM               854502101          85       1,100 SH       SOLE                  1,100
TANZANIAN ROYALTY EXPL CORP COM COM               87600U104           3         500 SH       SOLE                    500
BANCOLOMBIA S A SPON ADR PREF   SPON ADR PREF     05968L102          13         200 SH       SOLE                    200
ENERPLUS CORP COM               COM               292766102          11         500 SH       SOLE                    500
EATON VANCE TXMGD GL BUYWR O    COM               27829C105       1,368     123,897 SH       SOLE                123,897
HOME DEPOT INC                  COM               437076102           1          26 SH       SOLE                     26
PENNEY J C INC                  COM               708160106          11         300 SH       SOLE                    300
PFIZER INC                      COM               717081103          13         581 SH       SOLE                    581
SMARTHEAT INC                   COM NEW           83172F203           1         217 SH       SOLE                    217
SPDR SERIES TRUST               BRCLYS INTL ETF   78464A516          32         533 SH       SOLE                    533
UNITEDHEALTH GROUP INC          COM               91324P102          59       1,000 SH       SOLE                  1,000
GREAT PANTHER SILVER LTD        COM               39115V101          16       7,000 SH       SOLE                  7,000
FORD MTR CO DEL                 COM PAR $0.01     345370860           2         162 SH       SOLE                    162
POWERSHARES ETF TRUST           WNDRHLL CLN EN    73935X500           1         200 SH       SOLE                    200
TEXTRON INC                     COM               883203101           2          64 SH       SOLE                     64
AUTOMATIC DATA PROCESSING IN    COM               053015103          39         700 SH       SOLE                    700
DOMINION RES INC VA NEW         COM               25746U109           5         100 SH       SOLE                    100
FRONTIER COMMUNICATIONS CORP    COM               35906A108           1         169 SH       SOLE                    169
SUNOPTA INC                     COM               8676EP108          48       8,865 SH       SOLE                  8,865
AMGEN INC                       COM               031162100          13         188 SH       SOLE                    188
HARRIS CORP DEL                 COM               413875105          14         300 SH       SOLE                    300
UNION PAC CORP                  COM               907818108       1,055       9,814 SH       SOLE                  9,814
ENTERPRISE PRODS PARTNERS L     COM               293792107           1          25 SH       SOLE                     25
NEW GOLD INC CDA                COM               644535106           5         540 SH       SOLE                    540
COINSTAR INC                    COM               19259P300          51         800 SH       SOLE                    800
MAGELLAN PETE CORP              COM               559091301          22      17,000 SH       SOLE                 17,000
GILEAD SCIENCES INC             COM               375558103           8         161 SH       SOLE                    161
ROYAL DUTCH SHELL PLC           SPON ADR B        780259107          14         200 SH       SOLE                    200
EDAP TMS S A                    SPONSORED ADR     268311107          19      10,000 SH       SOLE                 10,000
ISHARES TR                      BARCLYS TIPS BD   464287176       9,237      78,510 SH       SOLE                 78,510
DEVON ENERGY CORP NEW           COM               25179M103           3          44 SH       SOLE                     44
CHEVRON CORP NEW                COM               166764100         172       1,600 SH       SOLE                  1,600
HONEYWELL INTL INC              COM               438516106          20         333 SH       SOLE                    333
ISHARES GOLD TRUST              ISHARES           464285105         451      27,700 SH       SOLE                 27,700
MIDDLESEX WATER CO              COM               596680108       1,880      99,524 SH       SOLE                 99,524
VEOLIA ENVIRONNEMENT            SPONSORED ADR     92334N103         768      46,500 SH       SOLE                 46,500